Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Components of Lease Expenses

(a) The components of lease expenses were as follows:

	Year ended	Year ended
	December 31, 2019	December 31, 2020
	US$	US$
Lease cost:
Amortization of right-of-use assets	1,529,913	1,428,048
Interest of lease liabilities	106,324	83,559
Expenses for short-term lease within 12 months	187,741	243,971
Total lease cost	1,823,978	1,755,578

Summary of Supplemental Cash Flow Information

(b) Supplemental cash flow information related to leases was as follows:

	Year ended	Year ended
	December 31, 2019	December 31, 2020
	US$	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	1,494,644	1,851,577
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	680,773	2,756,170

Schedule of Supplemental Balance Sheet Information Related to Leases

(c) Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2019	2020
	US$	US$
Operating Leases
Operating lease right-of-use assets	1,203,961	2,434,221
Operating lease liability, current	(1,052,046)	(411,557)
Operating lease liabilities, non-current	(69,347)	(1,938,885)
Total operating lease liabilities	(1,121,393)	(2,350,442)

Schedule of Weighted Average Operating Leases
	December 31,	December 31,
	2019	2020
Weighted-average remaining lease term
Operating leases	1.01 years	4.43 years
Weighted-average discount rate
Operating leases	6.2%	4.8%

Schedule of Maturities of Lease Liabilities

(d) Maturities of lease liabilities were as follows:

December 31,
2020
US$
2021	513,087
2022	555,115
2023	602,867
2024	617,193
2025	336,651
Total undiscounted lease payments	2,624,913
Less: imputed interest	(274,471)
Total lease liabilities	2,350,442